RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus supplements of The Lazard Funds, Inc. and Lazard Retirement Series, Inc. that were filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (Accession No. 0000930413-20-000823), which are incorporated herein by reference.